STOCKHOLDERS’ DEFICIT (Details Narrative)																									1 Months Ended		2 Months Ended			3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 05, 2025 USD ($) $ / shares	Mar. 03, 2025 USD ($) $ / shares shares	Feb. 05, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Aug. 07, 2024	Jun. 11, 2024 USD ($) $ / shares shares	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 13, 2023 USD ($) $ / shares shares	Jul. 20, 2023 USD ($) $ / shares	Jul. 10, 2023 shares	Jul. 05, 2023 USD ($) $ / shares shares	May 01, 2023	Mar. 08, 2023 USD ($) shares	Nov. 16, 2022 USD ($) $ / shares shares	Nov. 16, 2022 $ / shares shares	Nov. 03, 2022 USD ($) shares	Nov. 03, 2022 USD ($) shares	Oct. 25, 2022 USD ($) $ / shares shares	Aug. 16, 2022 USD ($) $ / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 01, 2022 USD ($)	Nov. 30, 2021 USD ($)	Apr. 03, 2020 $ / shares shares	Mar. 20, 2020 Integer $ / shares shares	Jan. 31, 2024 USD ($)	May 31, 2019 USD ($) $ / shares shares	Mar. 23, 2025 USD ($) $ / shares shares	Mar. 05, 2025 USD ($) $ / shares shares	Oct. 12, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 19, 2025 shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	May 31, 2024 USD ($)	May 04, 2024 USD ($)	Nov. 30, 2023 AUD ($)	Jul. 31, 2023 USD ($)	Jul. 12, 2023 shares	Jul. 05, 2023 AUD ($)	Mar. 31, 2023 shares	Sep. 21, 2022 shares	Sep. 20, 2022 shares	May 18, 2022 shares	May 17, 2022 shares
Class of Stock [Line Items]
Stockholders equity reverse stock split					sixty thousand pre-split shares (1:60,000)							one-for-one thousand (1:1,000)
Preferred stock, shares authorized | shares																														1,500,005							1,500,005	1,500,005		1,500,005	1,500,005														3,001,500,005
Preferred stock, par value | $ / shares																														$ 0.01							$ 0.01	$ 0.01		$ 0.01	$ 0.01
Shares issued | shares						263	29	23
Average contractual conversion prices | $ / shares	$ 8.58																											$ 8.58
Investor loan, value																														$ 54,850							$ 54,850	$ 54,850		$ 130,800	$ 168,200			$ 57,639	$ 85,000	$ 71,629		$ 71,629
Accrued interest																														4,365							4,365	4,365		8,700	16,632
Conversion fees																														3,770							3,770	3,770		3,832	1,838
Debt instrument fair value	$ 437,500																											$ 437,500		437,500							437,500	437,500
Loss on extinguishment debt conversion																														91,169							91,169	91,169		209,233	369,602
Debt conversion fair value																														$ 73,640							$ 73,640	73,640		$ 263,798	$ 352,051
Gain on extinguishment time of conversion																																						17,529
Reclassified from premium liabilities to additional paid in capital																																						$ 10,229
Common stock per share | $ / shares																														$ 0.001							$ 0.001	$ 0.001		$ 0.001	$ 0.001
Stock issued during period, value																																		$ 2,260						$ 23,057	$ 48,469
Shares issued price per share | $ / shares		$ 6				$ 48	$ 78	$ 360
Stock issued during period value services																																	$ 15,000								138,947
Share based compensation																																						$ 1,505,115			2,408
Prepaid expenses, current portion																														$ 9,680,347							$ 9,680,347	9,680,347
Prepaid expenses, long-term portion																														12,695,648							12,695,648	12,695,648
Issue of warrants | shares																												51,000
Accounts payable for shares of common stock	$ 129,354																																					129,354
Gains losses on extinguishment of debt																														(809,954)				(6,781)				$ (840,032)	$ 27,318	54,565	25,969
Value of shares of common stock in exchange of loans																														18,205		$ 58,279	$ 99,891	195,090	$ 92,057	$ 229,190				$ 773,548	$ 1,387,723
Shares issued | shares		900,000
Fair value		$ 5,400,000
Restricted stock units, value | $ / shares
Number of Shares | shares																																						0	0
Weighted average remaining contractual term																																						4 years 4 months 13 days		4 years 10 months 13 days
Company recognized stock-based compensation																														0				$ 0			0	$ 0	$ 0	$ 0	$ 0
Unvested stock option expense																														$ 0							$ 0	$ 0		$ 0
Stock options granted | shares																																						0		0	0
Common stock shares authorized | shares																														10,000,000,000							10,000,000,000	10,000,000,000		10,000,000,000	10,000,000,000												10,000,000,000	3,000,000,000	3,000,000,000	1,000,000,000
Number of preferred stock authorized shares | shares																																																					1,500,005		1,500,005
Total number of authorized shares | shares																																																					10,001,500,005
Aggregate value																														$ 11,612							$ 11,612	$ 11,612		$ 8
Gross proceeds																				$ 24,711																			11,082	23,057	$ 24,711
Subscription receivable value																																								$ 23,758
Subscription receivable						$ 11,975	$ 2,260	$ 8,822																	$ 8,822
Warrants exercised | shares																														11,611,782							11,611,782	11,611,782		7,980	101
Deemed dividend																																								$ 192,960	$ 466,273
Debt discount to be amortized																																						$ 193,283	246,612	$ 294,005	$ 202,952
Warrants term																																															5 years
Warrants exercisable | shares																																									0.0002
Issuance of common stock for exercise of warrants | shares													0.0001
Warrants aggregate price																																									$ 475,000
Proceeds from warrants exercise																																									475,000
Series B Warrant [Member]
Class of Stock [Line Items]
Offer from Series B warrants																																									$ 475,000
Warrants exercised | shares																																									0.0002
Share price | $ / shares																																									$ 2,400,000,000
Series A Warrants [Member]
Class of Stock [Line Items]
Stock issued during period | shares																																								105	9
Warrants exercised | shares																																								105	9
Warrants exercised | shares																																								0.000001	0.00002
Share price | $ / shares																																								$ 0.000001	$ 0.00002
Warrants exercise price | $ / shares																																								12,000,000,000	12,000,000,000
Alternate cashless warrant exercise price | $ / shares																																								$ 60	$ 60
Percentage of exercise price and market price																																								70.00%
Series A Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																																								$ 12,000,000
Series B Warrants [Member]
Class of Stock [Line Items]
Shares issued | shares													0.0001
Warrants exercised | shares																																									0.0002
Share issued value													$ 100,000
Proceeds from warrants exercise																																									$ 475,000
Consultant Services [Member]
Class of Stock [Line Items]
Stock issued during period shares for services | shares																																									10
Fair Value [Member]
Class of Stock [Line Items]
Gains losses on extinguishment of debt																																									$ 17,551
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuances | shares																														0.004							0.004	0.004		1
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units, value | $ / shares																										$ 497,240
Unrecognized restricted stock units expense																																						$ 248,620		$ 248,620	248,620
Restricted stock units not yet vested, shares																														$ 248,620							$ 248,620	$ 248,620		$ 248,620	248,620
Restricted stock units, shares | shares																										0.000002
Restricted stock units, value																										$ 255,000,000
Warrant [Member]
Class of Stock [Line Items]
Share based compensation expenses																																									2,408
Affiliated Entity [Member]
Class of Stock [Line Items]
Gains losses on extinguishment of debt																																									$ 17,499
Minimum [Member]
Class of Stock [Line Items]
Average contractual conversion prices | $ / shares	$ 6.75																											$ 6.75
Maximum [Member]
Class of Stock [Line Items]
Average contractual conversion prices | $ / shares	$ 15																											$ 15
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period | shares																				0.24														29	23					315
Stock issued during period, value																																		$ 1
Stock issued during period shares for services | shares														1																			250								1
Shares issued price per share | $ / shares																				$ 120,000
Stock issued during period value services
Issue of warrants | shares																														2,548		3,041	3,237	1,174	278	82				7,432	85
Value of shares of common stock in exchange of loans																														$ 3		$ 3	$ 3	$ 1						$ 8
Shares issued | shares																														900,000
Fair value																														$ 900
Issuance of common stock for exercise of warrants | shares													0.0001
Warrants aggregate price
Common Stock [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares																																									3
Common Stock [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Stock issued during period | shares																																									0.0002
Stock issued during period, value																																									$ 2,400,000,000
Series B Warrants [Member]
Class of Stock [Line Items]
Offer from Series B warrants													$ 250,000
Warrant [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares																			$ 600,000
Warrants exercised | shares																			0.02
Warrants aggregate price													$ 150,000
Warrants expiration date																			Aug. 16, 2025
Fair value adjustment of warrants																			$ 2,408
Stock valuation price per share | $ / shares																			$ 156,000																					$ 7,140
Warrant exercise price | $ / shares																			$ 600,000																					$ 600
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input																			0																					0
Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																			3 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																			3.19																					4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input																			236																					268
Warrant [Member] | Affiliated Entity [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares																			$ 600,000
Warrants exercised | shares																			0.04																					250
Fair value adjustment of warrants																			$ 5,551
Stock valuation price per share | $ / shares																			$ 156,000
Warrant exercise price | $ / shares																			$ 600,000
Warrants outstanding payable																			$ 23,050
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input																			0
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																			3 years																					3 years
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																			3.19
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input																			236
Consulting Investor Relations And Business Advisory Services [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares for services | shares																											2,025,000
Shares issued price per share | $ / shares																											$ 11.79
Stock issued during period value services																											$ 23,881,110
Consulting Investor Relations And Business Advisory Services [Member] | Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Service term																											6 months
Shares issued price per share | $ / shares																											$ 7
Consulting Investor Relations And Business Advisory Services [Member] | Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Service term																											3 years
Shares issued price per share | $ / shares																											$ 12.5
Consultant [Member]
Class of Stock [Line Items]
Prepaid expenses, current portion																																															$ 50,000
Consultant [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares for services | shares															1			0.10
Shares issued price per share | $ / shares														$ 4,200	$ 4,200			$ 54,000
Stock issued during period value services														$ 51,311				$ 5,500
Share based compensation																																									$ 51,311
Consultant Three [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares																																									$ 8,100
Stock issued during period value services																																									$ 82,137
Share based compensation																																									$ 82,137
Stock issued during period shares | shares										10
Underlying Financing Agreements [Member]
Class of Stock [Line Items]
Common stock reserved for future issuances | shares																														124,368							124,368	124,368		116,226
Consulting Agreement [Member]
Class of Stock [Line Items]
Stock issued during period | shares																													250
Monthly fee																					$ 50,000								$ 7,500
Common stock per share | $ / shares																													$ 60
Stock issued during period, value																													$ 15,000
Prepaid stock-based compensation																																						$ 15,000
Share based compensation expenses																																						51,333,000
Warrants exercised | shares																																									10
Consulting Agreement [Member] | Officers Employees Directors And Consultants [Member]
Class of Stock [Line Items]
Stock issued during period | shares		8,555,500
Common stock per share | $ / shares		$ 6
Stock issued during period, value		$ 51,333,000
Debt Exchange [Member]
Class of Stock [Line Items]
Debt instrument fair value																														$ 375,000							$ 375,000	375,000
Loss on extinguishment debt conversion																														300,605							300,605	300,605
Gains losses on extinguishment of debt																																						308,146
Debt Exchange [Member] | Former Director [Member]
Class of Stock [Line Items]
Stock issued during period | shares				30,000
Average contractual conversion prices | $ / shares				$ 12.50
Issue of warrants | shares				30,000
Settlement of loans for shares of common stock				$ 74,395
Value of shares of common stock in exchange of loans				$ 375,000
Debt Exchange Agreement [Member] | Two Investors [Member]
Class of Stock [Line Items]
Average contractual conversion prices | $ / shares			$ 10
Debt instrument fair value			$ 300,000
Loss on extinguishment debt conversion																														$ 213,752							$ 213,752	213,752
Issue of warrants | shares			30,000
Value of shares of common stock in exchange of loans			$ 300,000
Outstanding loan including accrued interest			$ 86,248
Common Stock Purchase Agreement [Member] | Dutchess [Member]
Class of Stock [Line Items]
Agreement term																	36 months					36 months
Percentage of lowest trading price equals purchase price of each shares																						92.00%
Percentage of average daily trading volume																200.00%						300.00%
Aggregate value																$ 250,000	$ 250,000					$ 250,000
Beneficial ownership limitation, percentage																9.99%
Common Stock Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Agreement term									24 months
Drawdown description									pursuant to a Drawdown Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the Common Stock during the five (5) business days immediately preceding a Drawdown Notice or (ii) $200,000; provided that in no event may a Drawdown Notice be for less than $5,000, exceed 875 Shares or cause the Investor’s ownership to exceed 4.99% of the outstanding number of shares of Common Stock immediately prior to the issuance of such Shares. The actual amount of proceeds that the Company will receive in connection with each Drawdown Notice is determined under the Equity Line Agreement by multiplying the number of Shares to be sold by the applicable purchase price per share, which is equal to 85% of the lowest traded price of the Common Stock during the 7 business days immediately following the Clearing Date, less Clearing Costs (as each such term is defined in the Equity Line Agreement)
Common Stock Purchase Agreement [Member] | Maximum [Member] | Dutchess [Member]
Class of Stock [Line Items]
Stock issued during period, value																	$ 5,000,000					$ 5,000,000
Common Stock Purchase Agreement [Member] | Maximum [Member] | Investor [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares									$ 0.001
Sale of stock, value									$ 5,000,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Investor loan, value																																									$ 65,280
Debt discount to be amortized																																						$ 164,000	$ 196,625	$ 232,700	210,278
Equity purchase agreement description																							the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 0.0001 units, each consisting of (i) 0.0001 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 0.00003 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”).
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares																							0.0002
Share price | $ / shares																							$ 6,000,000
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued | shares																1	1
Investor loan, value																$ 125,000	$ 125,000																																$ 142,909
Accrued interest																																									22,749								$ 70
Value of shares of common stock in exchange of loans																																									$ 561
Debt discount to be amortized																$ 37,500	$ 37,500
Securities Purchase Agreement [Member] | Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member]
Class of Stock [Line Items]
Fair value adjustment of warrants																																								$ 141,084
Letter Agreement [Member]
Class of Stock [Line Items]
Investor loan, value											$ 153,256																															$ 15,485	$ 25,000								$ 230,000
Issue of warrants | shares											250
Share price | $ / shares											$ 600
Fair value adjustment of warrants											$ 141,084
Maturity term											3 years
Letter Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock valuation price per share | $ / shares											$ 7,140
Warrant exercise price | $ / shares											$ 600
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input											0																																								0
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term											3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input											4.59																																								4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input											268																																								268
Convertible Debt [Member]
Class of Stock [Line Items]
Stock issued during period | shares																																	3,237				3,041			7,433	84
Average contractual conversion prices | $ / shares																														$ 6			$ 12				$ 6	$ 6		$ 78	$ 10,200
Investor loan, value																														$ 18,300			$ 44,925				$ 18,300	$ 18,300		$ 531,654	$ 935,699
Accrued interest																														1,558			7,053				1,558	1,558		28,829	80,586
Conversion fees																														2,034			$ 2,548				2,034	2,034		3,832	1,838
Debt instrument fair value																														$ 154,154							$ 154,154	$ 154,154		$ 352,565	$ 556,272
Warrants exercised | shares																																									13									13
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																																									5.24
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input																														344							344	344		323.40	334.56
Convertible Debt [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																						3 days		3 days	3 days
Convertible Debt [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																														4.23							4.23	4.23		5.45
Convertible Debt [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																						7 months 13 days		3 months 10 days	8 months 23 days
Convertible Debt [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																														4.38							4.38	4.38		5.47
Convertible Debt One [Member]
Class of Stock [Line Items]
Stock issued during period | shares																															2,548
Average contractual conversion prices | $ / shares																														$ 3							$ 3	$ 3
Investor loan, value																														$ 7,090							$ 7,090	$ 7,090
Accrued interest																														760							760	760
Conversion fees																														$ 937							$ 937	$ 937
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares																														500,000							500,000	500,000		500,000
Preferred stock shares outstanding | shares																														0							0	0		0												0
Preferred stock shares issued | shares																														0							0	0		0
Shares issued | shares																														0							0	0		0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares																														5							5	5		5	5
Preferred stock, par value | $ / shares																														$ 0.01							$ 0.01	$ 0.01		$ 0.01	$ 0.01
Preferred stock shares outstanding | shares																														1							1	1		1	1
Preferred stock shares issued | shares																														1							1	1		1	1
Shares issued | shares																														0							0	0		0	0
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares																							0.001	0.0001
Share price | $ / shares																								$ 2.40
Warrants term																								3 years
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares																								0.001
Warrants exercisable | shares																								38
Trading days | Integer																								10
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Holder [Member]
Class of Stock [Line Items]
Stock issued during period | shares																								0.0001
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares																							0.001
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares																								0.001
Share price | $ / shares																								$ 12,000,000,000
Warrants term																								3 years
Series A Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares																								0.0002
Series A Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Share price | $ / shares																								$ 12,000,000,000
Warrants term																								3 years
Warrant description																								the Series A Warrants contain a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $12,000,000,000, per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price is $0.001 or the par value. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise